Employee Benefit Plans (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 2,685	$ 1,939	$ 8,042	$ 5,904
Interest cost	6,371	5,546	18,546	16,734
Expected return on plan assets	(4,600)	(4,366)	(13,150)	(13,098)
Amortization of unrealized losses	2,129	1,220	5,730	3,631
Net periodic benefit costs	$ 6,585	$ 4,339	$ 19,168	$ 13,171